Pledged Assets - Schedule of Pledged Assets (Details) - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Book value 30-Jun-25 [Member]
Schedule of Pledged Assets [Line Items]
Financial assets at amortised cost	$ 97,350
Property, plant, and equipment	20,334
Total pledge assets	$ 117,684
Book value 31-Dec-24 [Member]
Schedule of Pledged Assets [Line Items]
Financial assets at amortised cost		$ 97,350
Property, plant, and equipment		22,044
Total pledge assets		$ 119,394
Book value 30-Jun-24 [Member]
Schedule of Pledged Assets [Line Items]
Financial assets at amortised cost			$ 97,350
Property, plant, and equipment			23,754
Total pledge assets			$ 121,104